Reconciliation of Financial Statements to Form 5500 - Schedule of Net Increase in Net Assets Available for Benefits Per the Financial Statements to the Form 5500 (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 12,193,146,660
Increase in benefits payable at year end	(6,481,967)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at end of the year	2,871,823
Net income per the Form 5500	$ 12,189,536,516